Basis of Presentation and Significant Accounting Policies - Accrued Rebates and Other Accruals (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	$ 5,426	$ 4,923
Trade accounts receivable [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	1,288	1,352
Other current liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates	3,208	2,674
Other accruals	531	512
Other noncurrent liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	$ 399	$ 385